UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    Form 13F

                               Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: June 30, 2009
                                               -------------

Check here if Amendment [  ]: Amendment Number:
                                                -----------------------

         This Amendment (Check only one):   | | is a restatement
                                            | | adds new holdings entries


Institutional Investment Manager Filing this Report:

Name:             Jabre Capital Partners S.A.
Address:          1 Rue des Moulins
                  1204 Geneva, Switzerland


Form 13F File Number:          028-13038
                     -----------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Emma Love
Title:            Head of Compliance
Phone:            + 41 22 556 2255

Signature, Place and Date of Signing:


          /s/ Emma Love                Geneva, Switzerland     August 14, 2009
-------------------------------      -----------------------   ---------------
            [Signature]                   [City, State]            [Date]

Report Type (Check only one):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

| | 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

| | 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                                 0
                                                          -------------------

Form 13F Information Table Entry Total:                           77
                                                          -------------------

Form 13F Information Table Value Total:                        $649,643
                                                          -------------------
                                                            (in thousands)

List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


         None

                                                      JABRE CAPITAL PARTNERS S.A.
                                                               FORM 13F
                                                      QUARTER ENDED JUNE 30, 2009

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                                CLASS                     VALUE     SHRS OR     SH/ PUT/  INVESTMENT  OTHER        VOTING AUTHORITY
NAME OF ISSUER                  TITLE            CUSIP   (X$1,000)  PRN AMT     PRN CALL  DISCRETION MANAGERS   SOLE   SHARED  NONE
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
ALLERGAN INC                 NOTE 1.500% 4/0  018490AL6    512        500000    PRN      SOLE                                   NONE
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ALTERA CORP                  COM              021441100   4887        300000    SH       SOLE                    300000
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ALTERNATIVE ASSET MGMT ACQU  *W EXP 08/01/201 02149U119  10820       1107500    SH       SOLE                   1107500
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ARCSIGHT INC                 COM              039666102   2648        149000    SH       SOLE                    149000
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AUTODESK INC                 COM              052769106   5884        310000    SH       SOLE                    310000
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BANK OF AMERICA CORPORATION  COM              060505104  13992       1060000    SH       SOLE                   1060000
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BB&T CORP                    COM              054937107   9891        450000    SH       SOLE                    450000
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BLUE COAT SYSTEMS INC        COM NEW          09534T508   1489         90000    SH       SOLE                     90000
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CELLCOM ISRAEL LTD           SHS              M2196U109    531         20000    SH       SOLE                     20000
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CENTRAL EUROPEAN DIST CORP   NOTE 3.000% 3/1  153435AA0  10275      14500000    PRN      SOLE                                   NONE
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CF INDS HLDGS INC            COM              125269100   3707         50000    SH       SOLE                     50000
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CHENIERE ENERGY INC          NOTE 2.250% 8/0  16411RAE9   8295      21000000    PRN      SOLE                                   NONE
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CHENIERE ENERGY PARTNERS LP  COM UNIT         16411Q101   1235        167508    SH       SOLE                    167508
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CISCO SYS INC                COM              17275R102  20515       1100000    SH       SOLE                   1100000
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CITIGROUP INC                COM              172967101   1485        500000    SH  CALL SOLE                    500000
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CONOCOPHILLIPS               COM              20825C104  22124        526000    SH       SOLE                    526000
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DATA DOMAIN INC              COM              23767P109  11917        357015    SH       SOLE                    357015
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DEERE & CO                   COM              244199105  19975        500000    SH  CALL SOLE                    500000
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DOW CHEM CO                  COM              260543103  16140       1000000    SH  CALL SOLE                   1000000
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E M C CORP MASS              COM              268648102   2620        200000    SH  CALL SOLE                    200000
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EBAY INC                     COM              278642103  26209       1530000    SH       SOLE                   1530000
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EMULEX CORP                  COM NEW          292475209   8650        884500    SH       SOLE                    884500
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ENERGY CONVERSION DEVICES IN NOTE 3.000% 6/1  292659AA7   3094       5000000    PRN      SOLE                                   NONE
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ENERGY CONVERSION DEVICES IN COM              292659109   2052        145000    SH       SOLE                    145000
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EQUINIX INC                  NOTE 3.000%10/1  29444UAG1   8626      10500000    PRN      SOLE                                   NONE
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FOCUS MEDIA HLDG LTD         SPONSORED ADR    34415V109   1612        200000    SH       SOLE                    200000
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FORD MTR CO DEL              COM PAR $0.01    345370860    455         75000    SH       SOLE                     75000
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HALLIBURTON CO               COM              406216101   8073        390000    SH       SOLE                    390000
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IBERIABANK CORP              COM              450828108    985         25000    SH       SOLE                     25000
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INFORMATICA CORP             COM              45666Q102   2922        170000    SH       SOLE                    170000
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INFOSYS TECHNOLOGIES LTD     SPONSORED ADR    456788108   1839         50000    SH       SOLE                     50000
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INTEL CORP                   COM              458140100  17543       1060000    SH       SOLE                   1060000
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INTEL CORP                   COM              458140100  24825       1500000    SH  CALL SOLE                   1500000
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ISHARES INC                  MSCI BRAZIL      464286400   4238         80000    SH       SOLE                     80000
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JPMORGAN CHASE & CO          COM              46625H100  42638       1250000    SH       SOLE                   1250000
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JUNIPER NETWORKS INC         COM              48203R104   5900        250000    SH  PUT  SOLE                    250000
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KEYCORP NEW                  COM              493267108  10480       2000000    SH       SOLE                   2000000
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KLA-TENCOR CORP              COM              482480100   4419        175000    SH       SOLE                    175000
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L-3 COMMUNICATIONS HLDGS INC COM              502424104    264          3800    SH       SOLE                      3800
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LDK SOLAR CO LTD             SPONSORED ADR    50183L107   6035        535000    SH       SOLE                    535000
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LORILLARD INC                COM              544147101   6777        100000    SH  CALL SOLE                    100000
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MCAFEE INC                   COM              579064106   4219        100000    SH       SOLE                    100000
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MEDTRONIC INC                NOTE 1.500% 4/1  585055AL0    491        500000    PRN      SOLE                                   NONE
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MEMC ELECTR MATLS INC        COM              552715104   7747        435000    SH       SOLE                    435000
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METROPCS COMMUNICATIONS INC  COM              591708102   2329        175000    SH       SOLE                    175000
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MICRON TECHNOLOGY INC        COM              595112103   3795        750000    SH       SOLE                    750000
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MOBILE TELESYSTEMS OJSC      SPONSORED ADR    607409109   1385         37500    SH       SOLE                     37500
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MORGAN STANLEY               COM NEW          617446448  26229        920000    SH       SOLE                    920000
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MOTOROLA INC                 COM              620076109   2652        400000    SH  CALL SOLE                    400000
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MSCI INC                     CL A             55354G100   9045        370100    SH       SOLE                    370100
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NEWMONT MINING CORP          NOTE 3.000% 2/1  651639AK2    254        222000    PRN      SOLE                                   NONE
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NII HLDGS INC                CL B NEW         62913F201   5530        290000    SH       SOLE                    290000
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NOVA CHEMICALS CORP          COM              66977W109   1186        200000    SH       SOLE                    200000
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NRG ENERGY INC               COM NEW          629377508   3401        131000    SH       SOLE                    131000
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OMNICARE CAP TR II           PFD B TR 4.00%   68214Q200   7149        200000    PRN      SOLE                                   NONE
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RED HAT INC                  COM              756577102   3523        175000    SH       SOLE                    175000
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RESEARCH IN MOTION LTD       COM              760975102  14573        205000    SH       SOLE                    205000
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SANDISK CORP                 NOTE 1.000% 5/1  80004CAC5   2524       4000000    PRN      SOLE                                   NONE
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SAP AG                       SPON ADR         803054204   2813         70000    SH       SOLE                     70000
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SCHERING PLOUGH CORP         COM              806605101  21385        851300    SH       SOLE                    851300
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SMITHFIELD FOODS INC         NOTE 4.000% 6/3  832248AR9   5309       6000000    PRN      SOLE                                   NONE
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SOURCEFIRE INC               COM              83616T108   1735        140000    SH       SOLE                    140000
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SUN MICROSYSTEMS INC         COM NEW          866810203  23880       2590000    SH       SOLE                   2590000
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SYMANTEC CORP                NOTE 0.750% 6/1  871503AD0   6073       6000000    PRN      SOLE                                   NONE
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TELE NORTE LESTE PART S A    SPON ADR PFD     879246106   1487        100000    SH       SOLE                    100000
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TERADATA CORP DEL            COM              88076W103   1757         75000    SH       SOLE                     75000
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TEREX CORP NEW               COM              880779103   1835        152000    SH       SOLE                    152000
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TEVA PHARMACEUTICAL FIN CO B NOTE 1.750% 2/0  88165FAA0    569        500000    PRN      SOLE                                   NONE
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TEXTRON INC                  COM              883203101   7921        820000    SH       SOLE                    820000
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US BANCORP DEL               COM NEW          902973304  16038        895000    SH       SOLE                    895000
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VIVO PARTICIPACOES S A       SPON ADR PFD NEW 92855S200   1421         75000    SH       SOLE                     75000
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VULCAN MATLS CO              COM              929160109   8836        205000    SH       SOLE                    205000
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WELLS FARGO & CO NEW         COM              949746101  51310       2115000    SH       SOLE                   2115000
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WIND RIVER SYSTEMS INC       COM              973149107  12038       1050400    SH       SOLE                   1050400
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WYETH                        COM              983024100  26644        587000    SH       SOLE                    587000
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WYETH                        DBCV 1/1         983024AD2    501        500000    PRN      SOLE                                   NONE
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YAHOO INC                    COM              984332106   5481        350000    SH       SOLE                    350000
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